Equity accounted investments - Peregrine (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	R 8,471	R 7,594
Balance at end of the year	7,148	8,471	R 7,594
Peregrine
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year	1,160	1,086	1,001
Impairment of loan to Peregrine	18	0	0
Foreign currency translation	105	74	85
Balance at end of the year	R 1,247	R 1,160	R 1,086